Income tax (Details Narrative) $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Corporate income tax, percentage	1.00%	1.00%
Accrued interest	$ 1,743
Tax Losses	$ 100,000,000		$ 300,000,000
Deferred income tax assets (tax loss carry forwards)		$ 6,384		$ 13,324
Top Range [Member]
Statement [Line Items]
Corporate income tax, percentage	30.00%	30.00%
Argentina [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5	5
Bolivia [Member]
Statement [Line Items]
Tax loss carry forwards expiration	3	3
Uruguay [Member]
Statement [Line Items]
Tax loss carry forwards expiration	5 years	5 years